Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

January 16, 2006

Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-6010

Re:   MailTec, Inc.
      Amendment 3 to Form SB-2
	SEC File No. 333-127347

Dear Sir or Madam:

In response to your comment letter dated January 6, 2006, please note the following:

General

1.   We note your response to comment 1.   Please provide us with the
relevant documents demonstrating that Oakwood Enterprise Corp. has been reinstated with the State of Nevada and that all actions with respect to Mailtec and its securities taken by the board of directors and principal shareholders during the period of revocation have been
ratified.   We may have additional comments.

	We are supplementally providing all of the relevant documents demonstrating that Oakwood Enterprise Corp. has been reinstated with the State of Nevada and that all actions with respect to Mailtec and its securities taken by the board of directors and principal shareholders during the period of revocation have been ratified.


Risk Factors
2.   We are unable to locate any revisions to the prospectus made in
response to this comment.   Please either tell us where these revisions
are located, or revise as we previously requested.   As we have
indicated previously, your risk factors are too vague and ambiguous to
be meaningful to potential investors.   Please revise them so that they
explain how each risk applies to an investment in your business,
specifically.   Each risk factor should contain a factual context,
quantified to the extent practicable, sufficient to enable an investor to evaluate the risk and its consequences for the company.

In addition to the revisions made to the risk factors discussed in comments 3-6, the following risk factors have been revised to contain a factual context sufficient to enable an investor evaluate the risk and its consequences for MailTec.

1.  We cannot offer any assurance as to our future
financial results.  You may lose your entire investment.
We have not received any income from operations to date and
future financial results are uncertain.  We cannot assure
you that MailTec can operate in a profitable manner.  We
have an accumulated deficit of $(222,692) as of September
30, 2005.   Further, we do not expect positive cash flow
from operations in the near term.  Prior to the
commencement of operations, we anticipate that we will
incur increased operating expenses without realizing any
revenues.  We therefore expect to incur significant losses
into the foreseeable future.  Continuing losses may exhaust
our limited capital resources and force us to discontinue
operations.  Even if we obtain financing and/or future
revenues sufficient to commence and expand operations,
increased production or marketing expenses would adversely
affect liquidity of MailTec.   We may never become
profitable.

3.  We do not have an active market in our securities.  If
our common stock has no active trading market, you may not
be able to sell your common shares at all.
Currently there is no public market whatsoever for our
securities.   We will obtain a market maker to file an
application with the NASD on our behalf so as to be able to
quote the common shares on the OTC Bulletin Board
maintained by the NASD commencing upon the effectiveness of
our registration statement of which this prospectus is a
part.   There can be no assurance as to whether such market
maker?s application will be accepted by the NASD.   If the
application is accepted, there can be no assurances as to
whether any market for our common shares will develop or
the prices at which our common stock will trade.   We are
not permitted to file such application on our own behalf.
If the application is accepted, we cannot predict the
extent to which investor interest in us will lead to the
development of an active, liquid trading market.   Active
trading markets generally result in lower price volatility and more efficient execution of buy and sell orders for investors.

In addition, our common stock is unlikely to be followed by
any market analysts, and there may be few institutions
acting as market makers for the common stock.   Either of
these factors could adversely affect the liquidity and
trading price of our common stock.   Until our common stock
is fully distributed and an orderly market develops in our
common stock, if ever, the price at which it trades is
likely to fluctuate significantly.   Prices for our common
stock will be determined in the marketplace and may be
influenced by many factors, including the depth and
liquidity of the market for our common shares, developments
affecting our business, including the factors referred to
elsewhere in these Risk Factors, investor perception of
MailTec and general economic and market conditions.   No
assurances can be given that an orderly or liquid market
will ever develop for our common shares.   Consequently,
you may not be able to liquidate your investment in the event of an emergency or for any other reason.



Our auditors have expressed a going concern issue that notes our need for capital
3. Please revise the risk factor to include a discussion of the steps you have taken, or intend to take, to resolve your financial
shortcomings.   You also need to substantially rewrite it to include
the information specified in comment 2 above.

Risk factor 2 has been revised as follows:

2. Our auditors have expressed a going concern issue that notes our need for capital and/or revenues to survive as a business. You may lose your entire investment.

Our auditors have expressed reservations concerning our
ability to continue as a going concern.    Going concern
contemplates the realization of assets and the satisfaction
of liabilities in the normal course of business over a
reasonable length of time.  MailTec is in the development
stage and has incurred losses of ($222,692) since inception
and has negative cash flows from operations.   The future
of MailTec is dependent upon our ability to reach our
milestones which consist of assembling a sales staff,
creating sales material and marketing campaign and bringing
in customers sufficient to process 4,000 pieces of bulk
mail a day.   Additionally, we will need to obtain
additional equity financing and upon future successful
development and marketing of MailTec's services.   Failure
to reach the milestones or secure additional financing, if
any, may result in MailTec?s inability to continue as a
going concern.   The going concern opinion may limit our
ability to obtain the financing required to stay in business, in which case you could lose your entire investment.

Our stock will be a ?penny stock? under the federal securities regulation
4.   We note the revisions you made in response to comment 4.
However, the body of the risk factor still says ?if the price . . . is below $5.00 per share? and ?it is possible that MailTec?s common stock may become subject to the ?penny stock rules and regulations.?
Because you are offering the stock at $2.50 per share it will be
subject to the penny stock rules.   Please revise the risk factor as we
previously requested.

The risk factor has been revised as follows:

4.  Our stock will be a ?penny stock? under the federal
securities regulation.   The special rules applicable to
the sale of penny stocks may make our stock less liquid and
harder for investors to buy and sell our shares.
Under the rules of the Securities and Exchange Commission,
MailTec?s common stock will come within the definition of a
?penny stock? because the price of MailTec's common stock
on the OTC Bulletin Board is below $5.00 per share.   As a
result, MailTec?s common stock will be subject to the "penny stock" rules and regulations. Broker-dealers who sell penny stocks to certain types of investors are required to comply with the Commission's regulations concerning the transfer of penny stock. These regulations require broker-dealers to:
   - Make a suitability determination prior to selling penny stock to the purchaser;
   - Receive the purchaser's written consent to the transaction; and
   - Provide certain written disclosures to the purchaser.

These requirements may restrict the ability of
broker/dealers to sell MailTec's common stock, and may
affect the ability to resell MailTec's common stock.   An
investment in our securities is not likely to be very liquid, and because of the additional requirements, many brokers do not participate in penny stock transactions.
As a result, you may have a harder time buying or selling our shares.

Increases in aviation and motor fuel prices can negatively affect our results of operations
5. You response to our comment does not address the issues we raised, so we are hereby reissuing the comment in part. Since you do not own the airplanes and vehicles and you do not directly pay for the gasoline products used by UPS, Federal Express and Airborne Express, you do not appear to have any direct exposure to ?increases in aviation and motor fuel prices? that are different from or greater than the exposure that any customer of these entities has, whether it be an individual or a
business.   Please revise the risk factor to more adequately describe
the specific risk to you and its potential adverse consequences to investors in your company.

Upon future consideration, this risk factor has been deleted due to lack of materiality specific to our operations.

Our operating results are subject to cyclical and seasonal fluctuations
6.   We note the revisions you made to the subheading.   However, your
revisions do not address the issue we raised, so we hereby reissue the
comment.   Please revise the body of the risk factor to specifically
identify and address the ?other factors? referenced in the subheading.

9. Our operating results are subject to fluctuations in demand based on economic conditions and other factors.

The industries and customers we will service may experience
significant fluctuations in demand based on economic
conditions and other factors beyond our control.   Demand
for our services could be materially adversely affected by downturns in the businesses of our customers.

A variety of actual or projected events could harm our operating results, including but not limited to the following:

   -  Inclement weather and forecasts thereof;
   -  Natural disasters and forecasts thereof;
   -  Terrorist attacks and threats thereof;
   -  An economic downturn and projections thereof;
   -  Fuel price increases and projections thereof;
   - Disruptions in air or ground travel and threats thereof;


Management is of the opinion that we will experience our
best operating results in the second and fourth quarters of
each year.   We believe our shipping activity will
generally be lowest during the first quarter after the holiday season and winter weather conditions that can adversely affect first quarter operating results.
Management believes that shipping activity will be generally highest in the fourth quarter as a result of the coming holiday season.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information or clarification.

Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law







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